Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
8. Balance Sheet Components
Property and Equipment, net
The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2021	2020
Computers	$1,306	$1,346
Furniture and fixtures	3,740	3,906
Leasehold improvements	13,663	13,660
Internal-use software	21,635	20,850
Total property and equipment	40,344	39,762
Less: Accumulated depreciation and amortization	(19,470)	(14,839)
Total property and equipment, net	$20,874	$24,923
Depreciation and amortization of property and equipment was $3.8 million, $3.7 million and $0.6 million for the years ended December 31, 2021, 2020, and 2019, respectively, and was recorded to depreciation and amortization in the consolidated statements of operations. The Company capitalized $6.3 million and $7.0 million of software development costs during the years ended December 31, 2021 and 2020, respectively. Internal-use software amortization was $7.4 million, $9.8 million, and $5.2 million for the years ended December 31, 2021, 2020, and
2019, respectively, and was recorded to cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.
In April 2020, the Company accelerated the amortization of $2.6 million in internal-use software related to the Rover Now service, which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.
In December 2021, the Company accelerated the amortization of $0.3 million in internal-use software related to the grooming service, which was discontinued and is recorded in cost of revenue (exclusive of depreciation and amortization shown separately) in the consolidated statements of operations.
Accrued Expenses and Other Current Liabilities
The following table presents the detail of accrued expenses and other current liabilities as follows (in thousands):

	December 31,
	2021	2020
Accrued merchant fees	$11	$172
Income and other tax liabilities	1,074	185
Accrued legal expenses and open claims	488	382
Lease incentive, current	—	491
Accrued interest	—	259
Accrued professional services	918	872
Other current liabilities	530	386
Total accrued expenses and other current liabilities	$3,021	$2,747